Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net revenues
Non-related parties	¥ 7,692,631	$ 1,182,336	¥ 8,041,258	¥ 9,333,490
Related parties	671,093	103,145	334,841	632,296
Total net revenues	8,363,724	1,285,481	8,376,099	9,965,786
Cost of revenues	8,058,960	1,238,639	7,224,226	8,778,456
Gross profit	304,764	46,842	1,151,873	1,187,330
Operating expenses
Selling expenses	528,166	81,178	630,873	854,315
General and administrative expenses	294,698	45,294	542,758	523,150
Research and development expenses	138,262	21,250	146,850	396,991
Provision for/(reversal of) doubtful accounts receivable	97,287	14,953	(5,104)	404,345
Disposal gain from long lived assets and land use right in relation to Fine Silicon and write off of related receivables	0	0	143,016	(1,167,317)
Impairment of long-lived assets	2,042,198	313,880	1,277,373	3,804,116
Provision for/(reversal of) reserve for inventory purchase commitments - Foreign Exchange	(82,032)	(12,608)	90,300	77,705
Provision for prepayments in relation to inventory purchase commitments	229,048	35,204	10,672	522,050
Total operating expenses	3,247,627	499,151	2,836,738	5,415,355
Loss from operations	(2,942,863)	(452,309)	(1,684,865)	(4,228,025)
Other income (expense)
Interest expense	(663,718)	(102,012)	(663,217)	(977,176)
Interest income	6,019	925	6,595	22,632
Foreign currency exchange (losses)/ gain	32,903	5,057	6,000	(132,709)
Other income	117,529	18,064	246,967	148,462
Loss before income taxes	(3,450,130)	(530,275)	(2,088,520)	(5,166,816)
Income tax expense	(220)	(34)	(12,895)	(731,191)
Equity in loss of affiliates, net	(508)	(78)	(17,554)	(829)
Net loss	(3,450,858)	(530,387)	(2,118,969)	(5,898,836)
Less: Loss attributable to non-controlling interests	132,830	20,416	21,315	298,310
Net loss attributable to Yingli Green Energy	(3,318,028)	(509,971)	(2,097,654)	(5,600,526)
Net loss	(3,450,858)	(530,387)	(2,118,969)	(5,898,836)
Foreign currency exchange translation adjustment, net of nil tax	164,518	25,286	(223,436)	(121,215)
Cash flow hedging derivatives, net of nil tax	0	0	0	(749)
Total comprehensive loss	(3,286,340)	(505,101)	(2,342,405)	(6,020,800)
Less: Comprehensive loss attributable to non-controlling interest	(142,555)	(21,910)	(10,076)	(288,189)
Comprehensive loss attributable to Yingli Green Energy	¥ (3,143,785)	$ (483,191)	¥ (2,332,329)	¥ (5,732,611)
Net loss per share:
Basic and diluted (in CNY and dollars per share) | (per share)	¥ (18.25)	$ (2.8)	¥ (11.54)	¥ (30.81)
Weighted average number of shares outstanding	181,763,770	181,763,770	181,763,770	181,763,770
American Depository Shares [Member]
Net loss per share:
Basic and diluted (in CNY and dollars per share) | (per share)	¥ (182.55)	$ (28.06)	¥ (115.41)	¥ (308.12)
Weighted average number of shares outstanding	18,176,377	18,176,377	18,176,377	18,176,377